Summary of Significant Accounting Policies (Details 2) - USD ($)		Dec. 31, 2018	Dec. 31, 2017
Asset:
Available-for-sale financial assets	[1]		$ 470,641
Quoted Prices In Active Markets (Level 1) [Member]
Asset:
Available-for-sale financial assets	[1]
Significant Other Observable Inputs (Level 2) [Member]
Asset:
Available-for-sale financial assets	[1]		470,641
Significant Other Unobservable Inputs (Level 3) [Member]
Asset:
Available-for-sale financial assets	[1]

[1]	Available-for-sale financial assets were recorded under short-term investment.